Nature of Operations and Liquidity	12 Months Ended
Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Nature of Operations and Liquidity
1.	NATURE OF OPERATIONS AND LIQUIDITY

Turquoise Hill Resources Ltd. (“the Company”), together with its subsidiaries (collectively referred to as “Turquoise Hill”), is an international mining company focused on copper, gold and coal mines in the Asia Pacific region.

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business operations. Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due.

As at December 31, 2013, Turquoise Hill had consolidated cash and cash equivalents of $78.1 million, a consolidated working capital deficiency of $1.9 billion and an accumulated deficit of $5.7 billion. The consolidated working capital deficiency is largely a result of classifying the $2.1 billion aggregate amount due to majority shareholder Rio Tinto plc (“Rio Tinto”) under the Interim Funding Facility (Note 11 (a)) and New Bridge Facility (Note 11 (b)) as a current liability.

In 2010, Rio Tinto provided the Company with a $1.8 billion Interim Funding Facility to assist in sustaining the development of the Oyu Tolgoi copper-gold mine. The Interim Funding Facility had an initial maturity date of December 31, 2013 and was subject to earlier mandatory repayment from the expected proceeds of the first drawdown under the planned Oyu Tolgoi project-financing package.

On August 7, 2013, the Company signed a binding term sheet with Rio Tinto for a new funding package, including a New Bridge Facility. Under the New Bridge Facility, Rio Tinto provided the Company with a secured $600 million bridge funding facility that had an original maturity date of December 31, 2013.

On August 23, 2013, as contemplated in the binding term sheet, the Company signed a Memorandum of Agreement with Rio Tinto (2013 MOA). The Company agreed that in the event that the Oyu Tolgoi project financing funds were not available to repay the New Bridge Facility and the Interim Funding Facility by their respective maturity dates, the Company was obligated to launch a rights offering, with a standby commitment from Rio Tinto, originally to close by the end of 2013, the proceeds of which would be used to repay both facilities.

On November 26, 2013, the Company filed a final prospectus outlining the details of a rights offering that was expected to raise approximately $2.4 billion in gross proceeds. To allow for completion of the rights offering, the Company and Rio Tinto agreed to amend the 2013 MOA and extend the latest date by which the rights offering must be completed to January 13, 2014 and, correspondingly, extended the maturity dates of the Interim Funding Facility and New Bridge Facility to the earlier of the second business day following the rights offering closing date and January 15, 2014.

On January 13, 2014, the Company successfully closed the rights offering and confirmed gross proceeds of approximately $2.4 billion. The Company used the net proceeds from the rights offering of approximately $2.3 billion to repay the Interim Funding Facility ($1.8 billion) and the New Bridge Facility ($402.6 million).

On February 20, 2014, Oyu Tolgoi signed a $126 million non-revolving copper concentrate prepayment agreement with one of its customers whereby Oyu Tolgoi can request the customer to prepay up to 80% of the provisional value of copper concentrate produced but not yet delivered. Amounts prepaid by the customer are required to be used for Oyu Tolgoi’s working capital and general corporate purposes, bear interest at a fixed margin over LIBOR and are repaid by delivering copper concentrate to the customer pursuant to a sales contract. The prepayment arrangement matures on August 30, 2014.

On February 24, 2014, Oyu Tolgoi signed an unsecured $200 million revolving credit facility with two banks. Amounts drawn under the credit facility are required to be used by Oyu Tolgoi for working capital purposes. The credit facility bears interest at a fixed margin over LIBOR on any drawn amounts together with a utilization fee, which varies according to the utilized portion of the facility, and a commitment fee on undrawn amounts. The credit facility is available until the earlier of February 24, 2015 and the first draw down of project financing.

The Company believes that based on its current cash position, the availability of the $126 million non-revolving prepayment arrangement and unsecured $200 million revolving credit facility, and cash generated from the operation of the Oyu Tolgoi mine, it will have sufficient funds to meet its minimum obligations, including general corporate activities, for at least the next 12 months.